Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2014			2015			2016
	Overseas entities	PRC entities	Total	Overseas entities	PRC entities	Total	Overseas entities	PRC entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
(Loss)/income before income tax expenses	(2,792)	(92,028)	(94,820)	3,637	(325,820)	(322,183)	2,606	(515,768)	(513,162)
Current income tax expenses	6,923	—	6,923	5,005	—	5,005	1,926	—	1,926
Deferred income tax benefit	(41)	—	(41)	—	(102)	(102)	(199)	(111)	(310)

Income tax expenses/(benefit)	6,882	—	6,882	5,005	(102)	4,903	1,727	(111)	1,616

Schedule of combined effects of income tax exemption and reduction available to the Group

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Tax holiday effect	—	—	1,095
Basic and diluted loss per share effect	—	—	0.01

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2014	2015	2016
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(8.10)%	(6.80)%	(0.31)%
Effect on tax holiday	0.00%	0.00%	0.21%
Changes in valuation allowance	(15.20)%	(15.00)%	(17.29)%
Permanent book-tax differences—non-deductible expenses	(9.00)%	(4.70)%	(7.92)%

Effective tax rate	(7.30)%	(1.50)%	(0.31)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets, current
Accruals and other liabilities	886	1,553

Total current deferred tax assets	886	1,553
Less: Valuation allowance	(846)	(1,553)

Total current deferred tax assets, net	40	—

Deferred tax assets, non-current
Tax loss carryforwards	26,289	91,866
Advertising expenses carryforwards	35,286	57,701
Defined benefit liabilities	—	161

Total non-current deferred tax assets	61,575	149,728
Less: Valuation allowance	(61,575)	(149,572)

Total non-current deferred tax assets, net	—	156

Significant components of the Group’s deferred tax liabilities are as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax liabilities, non-current
Intangible assets from business acquisitions	380	226

Total non-current deferred tax liabilities	380	226

Schedule of movement of valuation allowance
	For the year ended December 31,
	2015	2016
	RMB	RMB
Balance at beginning of the year	(13,892)	(62,421)
Current period addition	(48,529)	(88,704)

Balance at end of the year	(62,421)	(151,125)